TOBAM EMERGING MARKETS FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 93.2%
Brazil — 6.2%
Atacadao SA	20,900	$ 48,931
CCR SA	27,400	80,285
Hapvida Participacoes e Investimentos SA(a)*	126,800	116,255
Lojas Renner SA	19,300	80,857
Magazine Luiza SA*	169,300	119,509
Petroleo Brasileiro SA	6,900	47,771
Raia Drogasil SA	44,744	275,947
Sendas Distribuidora SA	34,200	98,424
Suzano SA	27,100	250,557
		1,118,536
Chile — 0.4%
Cencosud SA	36,885	71,488
China — 33.6%
360 Security Technology, Inc., Class A*	66,400	114,852
3peak, Inc., Class A	2,507	75,323
Anjoy Foods Group Co. Ltd., Class A	3,500	70,870
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	9,600	30,386
Autobio Diagnostics Co. Ltd., Class A	6,500	46,289
Beijing Kingsoft Office Software, Inc., Class A*	2,244	146,214
Beijing United Information Technology Co. Ltd., Class A	7,830	39,862
Canmax Technologies Co. Ltd., Class A	16,532	81,754
China CSSC Holdings Ltd., Class A	15,800	71,741
China Gas Holdings Ltd.	29,400	33,718
China Greatwall Technology Group Co. Ltd., Class A	20,500	39,073
China Merchants Energy Shipping Co. Ltd., Class A	52,600	41,950
China National Software & Service Co. Ltd., Class A	9,890	63,935
China Overseas Land & Investment Ltd.	76,000	166,261
China Railway Group Ltd., Class A	84,600	88,453
China Resources Gas Group Ltd.	32,800	112,484
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	12,000	100,209
China Yangtze Power Co. Ltd., Class A	39,811	120,926
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
China Zhenhua Group Science & Technology Co. Ltd., Class A	1,600	$ 21,154
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,081	49,291
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	39,700	69,081
East Buy Holding Ltd.(a)*	23,500	76,792
ENN Energy Holdings Ltd.	12,200	152,599
Gemdale Corp., Class A	50,600	50,251
Ginlong Technologies Co. Ltd., Class A*	2,150	30,912
GoodWe Technologies Co. Ltd., Class A	1,900	43,831
Guangdong Investment Ltd.	120,000	103,648
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,700	15,666
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,500	15,190
Hengan International Group Co. Ltd.	35,000	147,576
Hoshine Silicon Industry Co. Ltd., Class A	7,963	76,928
Huizhou Desay Sv Automotive Co. Ltd., Class A	2,800	60,177
Industrial & Commercial Bank of China Ltd., Class H	312,000	166,736
Ingenic Semiconductor Co. Ltd., Class A	1,200	14,631
Inspur Electronic Information Industry Co. Ltd., Class A	16,200	108,163
iRay Technology Co. Ltd., Class A	1,175	45,685
Jiangsu Pacific Quartz Co. Ltd., Class A	4,200	65,861
Jiangsu Zhongtian Technology Co. Ltd., Class A	39,100	85,755
Maxscend Microelectronics Co. Ltd., Class A	1,428	19,048
Metallurgical Corp. of China Ltd., Class A	34,700	18,991
Montage Technology Co. Ltd., Class A	11,894	94,321
Muyuan Foods Co. Ltd., Class A	6,784	39,389
NARI Technology Co. Ltd., Class A	18,840	59,993
New Hope Liuhe Co. Ltd., Class A*	11,300	18,183
Ningbo Deye Technology Co. Ltd., Class A	5,040	104,072

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Ningbo Orient Wires & Cables Co. Ltd., Class A	7,500	$ 50,728
Offcn Education Technology Co. Ltd., Class A*	69,600	45,131
PetroChina Co. Ltd., Class H	200,000	138,872
Poly Developments and Holdings Group Co. Ltd., Class A	77,800	139,612
Porton Pharma Solutions Ltd., Class A	5,200	21,241
Postal Savings Bank of China Co. Ltd., Class H(a)	462,000	284,896
Pylon Technologies Co. Ltd., Class A	1,994	54,543
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	121,200	159,033
Shanghai Bairun Investment Holding Group Co. Ltd., Class A*	11,900	59,678
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,800	46,069
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	9,000	22,204
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,895	31,094
Shenzhen Dynanonic Co. Ltd., Class A	3,220	49,084
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	10,300	83,659
Shenzhen SC New Energy Technology Corp., Class A	3,900	60,453
Shenzhen Transsion Holdings Co. Ltd., Class A	2,203	44,656
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,700	69,815
Sichuan Road and Bridge Group Co. Ltd., Class A	47,660	64,395
Sinopharm Group Co. Ltd., Class H	8,000	25,044
Sungrow Power Supply Co. Ltd., Class A	10,800	173,969
Suzhou Maxwell Technologies Co. Ltd., Class A	3,248	75,833
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,200	34,126
Tingyi Cayman Islands Holding Corp.	78,000	121,455
Trina Solar Co. Ltd., Class A	6,711	39,440
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,599	$ 46,323
Unisplendour Corp. Ltd., Class A	5,000	21,979
Walvax Biotechnology Co. Ltd., Class A	18,700	68,130
Want Want China Holdings Ltd.	184,000	122,378
Weihai Guangwei Composites Co. Ltd., Class A	8,780	37,327
Wens Foodstuffs Group Co. Ltd., Class A	72,820	184,192
Western Superconducting Technologies Co. Ltd., Class A	10,887	83,652
Xiamen C & D, Inc., Class A	33,411	50,239
Yealink Network Technology Corp. Ltd., Class A	6,300	30,450
YongXing Special Materials Technology Co. Ltd., Class A	1,190	10,293
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	16,100	40,841
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	36,970
Zhejiang Supcon Technology Co. Ltd., Class A	8,646	74,981
Zhongji Innolight Co. Ltd., Class A	8,800	178,956
		6,079,965
India — 19.1%
ABB India Ltd.	657	35,487
Apollo Hospitals Enterprise Ltd.	1,728	107,563
Avenue Supermarts Ltd.(a)*	4,587	217,982
Bandhan Bank Ltd.(a)*	35,487	105,001
Bharat Petroleum Corp. Ltd.	33,866	150,701
Bharti Airtel Ltd.	26,091	279,870
Biocon Ltd.	6,543	21,203
Cipla Ltd.	19,037	235,874
Container Corp. Of India Ltd.	10,824	87,492
Dr Reddy's Laboratories Ltd.	4,412	277,868
Eicher Motors Ltd.	4,577	200,113
Godrej Consumer Products Ltd.*	10,041	132,487
Gujarat Gas Ltd.	3,620	20,552
HCL Technologies Ltd.	5,752	83,620
Hero MotoCorp Ltd.	2,179	77,457
Hindustan Petroleum Corp. Ltd.	22,243	74,360
Indian Oil Corp. Ltd.	110,557	123,215
Indian Railway Catering & Tourism Corp. Ltd.	5,055	39,231
Indian Railway Finance Corp. Ltd.(a)	62,107	24,810

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
Indus Towers Ltd.*	35,594	$ 71,423
InterGlobe Aviation Ltd.(a)*	2,164	69,394
Lupin Ltd.	4,866	53,615
Patanjali Foods Ltd.	2,487	36,119
Power Grid Corp. of India Ltd.	81,778	254,938
Punjab National Bank	75,185	47,470
Sun Pharmaceutical Industries Ltd.	21,193	271,906
United Spirits Ltd.*	11,522	128,408
Varun Beverages Ltd.	2,758	27,045
Yes Bank Ltd.*	730,236	144,903
Zomato Ltd.*	66,857	61,343
		3,461,450
Indonesia — 5.3%
Aneka Tambang Tbk	321,600	41,960
Bank Central Asia Tbk PT	163,900	100,520
Bank Jago Tbk PT*	257,900	55,173
Bank Mandiri Persero Tbk PT	312,900	108,892
Bank Negara Indonesia Persero Tbk PT	57,800	35,463
Indofood CBP Sukses Makmur Tbk PT	24,000	18,129
Merdeka Copper Gold Tbk PT*	379,600	77,708
Sumber Alfaria Trijaya Tbk PT	827,500	142,588
Telkom Indonesia Persero Tbk PT	974,400	260,674
Tower Bersama Infrastructure Tbk PT	102,100	13,688
Unilever Indonesia Tbk PT	241,700	68,812
Vale Indonesia Tbk PT	76,000	32,074
		955,681
Malaysia — 2.5%
Axiata Group Bhd	100,385	57,092
Kuala Lumpur Kepong Bhd	14,000	66,007
Maxis Bhd	31,400	27,615
Public Bank Bhd	278,000	229,529
Sime Darby Bhd	76,400	33,582
Sime Darby Plantation Bhd	52,300	46,581
		460,406
Mexico — 1.1%
Arca Continental SAB de CV	2,400	24,632
Grupo Financiero Banorte SAB de CV, Class O	20,400	167,829
		192,461
Philippines — 0.9%
Emperador, Inc.	45,000	17,364
	Number of Shares	Value
COMMON STOCKS — (Continued)
Philippines — (Continued)
International Container Terminal Services, Inc.	16,950	$ 62,604
PLDT, Inc.	1,965	46,550
SM Investments Corp.	2,660	44,712
		171,230
Russia — 0.0%
Polyus PJSC(b)(c)*	1,069	—
South Africa — 2.2%
AngloGold Ashanti Ltd.	8,289	175,456
Capitec Bank Holdings Ltd.	266	22,158
Gold Fields Ltd.	14,662	203,837
		401,451
South Korea — 4.4%
Celltrion Healthcare Co. Ltd.	2,208	110,546
Coway Co. Ltd.	2,173	72,614
HLB, Inc.*	5,664	140,623
HMM Co. Ltd.	4,248	61,083
LG Uplus Corp.	2,908	23,728
Orion Corp.	783	71,409
Samsung Biologics Co. Ltd.(a)*	157	88,890
Samsung Engineering Co. Ltd.*	2,762	59,563
Samsung Fire & Marine Insurance Co. Ltd.	209	36,472
SK Telecom Co. Ltd.	2,185	77,318
S-Oil Corp.	1,050	53,351
		795,597
Taiwan — 12.0%
Accton Technology Corp.	10,000	112,482
Asustek Computer, Inc.	25,000	253,101
AUO Corp.	254,200	152,553
E Ink Holdings, Inc.	27,000	196,407
Eclat Textile Co. Ltd.	4,660	74,934
Far EasTone Telecommunications Co. Ltd.	81,000	204,567
Feng TAY Enterprise Co. Ltd.	10,200	64,527
Innolux Corp.	161,245	79,365
Inventec Corp.	99,000	137,633
Micro-Star International Co. Ltd.	19,000	108,038
momo.com, Inc.	1,600	35,458
Nien Made Enterprise Co. Ltd.	2,000	22,046
PharmaEssentia Corp.*	9,626	105,005
Taiwan High Speed Rail Corp.	78,000	80,567
Taiwan Mobile Co. Ltd.	79,000	242,658
Wan Hai Lines Ltd.	16,920	32,216
Wistron Corp.	17,000	49,602

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Wiwynn Corp.	3,000	$ 137,107
Yang Ming Marine Transport Corp.	47,000	95,449
		2,183,715
Thailand — 5.5%
Airports of Thailand PCL*	23,900	48,569
Bangkok Dusit Medical Services PCL, Class F	317,600	249,054
Bangkok Expressway & Metro PCL	309,300	74,680
Berli Jucker PCL	35,300	34,672
Bumrungrad Hospital PCL	36,100	230,373
Charoen Pokphand Foods PCL	141,420	78,629
CP Axtra PCL	21,500	21,412
Delta Electronics Thailand PCL	40,000	104,122
Energy Absolute PCL	19,800	31,885
PTT Exploration & Production PCL	30,800	130,505
		1,003,901
TOTAL COMMON STOCKS (Cost $14,834,981)		16,895,881
PREFERRED STOCKS — 2.9%
Brazil — 2.9%
Banco Bradesco SA(d)	21,500	74,178
Cia Paranaense de Energia(d)	40,100	69,762
Itau Unibanco Holding SA(d)	26,000	154,213
Petroleo Brasileiro SA(d)	35,800	220,862
TOTAL PREFERRED STOCKS (Cost $388,080)		519,015

TOTAL INVESTMENTS - 96.1% (Cost $15,223,061)		17,414,896
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		701,732
NET ASSETS - 100.0%		$18,116,628

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2023, these securities amounted to $984,020 or 5.43% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at June 30, 2023.
(d)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
*	Non-income producing.
PCL	Public Company Limited
PJSC	Public Joint Stock Company

At June 30, 2023, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation
MSCI ® Emerging Markets Index	09/15/23	14	$713,590	$698,530	$(15,060)
					$(15,060)
See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments
June 30, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 06/30/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$ 1,118,536	$ 1,118,536	$ —	$ —
Chile	71,488	71,488	—	—
China	6,079,965	453,086	5,626,879	—
India	3,461,450	—	3,461,450	—
Indonesia	955,681	31,817	923,864	—
Malaysia	460,406	—	460,406	—
Mexico	192,461	192,461	—	—
Philippines	171,230	17,364	153,866	—
Russia	—	—	—	—
South Africa	401,451	22,158	379,293	—
South Korea	795,597	—	795,597	—
Taiwan	2,183,715	—	2,183,715	—
Thailand	1,003,901	—	1,003,901	—
Preferred Stocks	519,015	519,015	—	—
Total Assets	$ 17,414,896	$ 2,425,925	$ 14,988,971	$ —
Liabilities
Derivatives:
Equity Contracts
Long Futures	$ (15,060)	$ (15,060)	$ —	$ —
Total Liabilities	$ (15,060)	$ (15,060)	$ —	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.